Share-based Payment - Summary of Stock Option Plan (Details) - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Expired		$ 85.52
Exercised		(6,429)
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance	$ 37.41	$ 65.91	$ 65.91	$ 65.76
Weighted average exercise price, Granted	1.6	30.1	25.41	56.91
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				51.88
Weighted average exercise price, Forfeited/Cancelled	14.21	41.36	37.41	127.32
Weighted average exercise price, Expired	34.54		89.9
Weighted average exercise price, Options outstanding, Ending balance	22.13	43.61	37.41	65.91
Weighted average exercise price, Options exercisable	$ 47.38	$ 57.67	$ 56.68	$ 67.23
Options outstanding, Beginning balance	306,321	121,208	121,208	229,784
Granted	229,715	218,697	286,554	57,839
Exercised				(142,193)
Forfeited/Cancelled	(55,615)	(2,897)	(94,298)	(24,222)
Expired	(1,094)		(7,143)
Options outstanding , Ending balance	479,327	330,579	306,321	121,208
Options exercisable	154,722	95,572	102,883	61,526